Balance Sheet Detail (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Supplemental Balance Sheet Disclosures [Abstract]
Summary Of Short-term Investments
The amortized costs, unrealized gains and estimated fair values of the Company’s short-term investments as of December 31, 2019 were as follows

	Amortized Cost	Gross Unrealized Gains	Fair Value
U.S. government securities	$349,835	$123	$349,958

Total short-term investments	$349,835	$123	$349,958

Summary Of Financial Assets Measured At Fair Value On A Recurring Bases
The following table summarizes the Company’s fair value hierarchy for its financial assets measured at fair value on a recurring bases as of June 30, 2021 and December 31, 2020:

	As of June 30, 2021
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$783,108	$—	$—	$783,108

Total cash equivalents	$783,108	$—	$—	$783,108

	As of December 31, 2020
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$387,464	$—	$—	$387,464

Total cash equivalents	$387,464	$—	$—	$387,464

The following table summarizes the Company’s fair value hierarchy for its financial assets measured at fair value on a recurring bases as of December 31, 2020 and 2019:

	As of December 31, 2020
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$387,464	$—	$—	$387,464
U.S. government securities	—	—	—	—

Total cash equivalents	$387,464	$—	$—	$387,464

	As of December 31, 2019
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$196,519	$—	$—	$196,519
U.S. government securities	—	50,002	—	50,002

Total cash equivalents	$196,519	$50,002	$—	$246,521

Short-term investments:
U.S. government securities	—	349,958	—	349,958

Total short-term investments	$—	$349,958	$—	$349,958

Summary Of Property And Equipment
Property and equipment consist of the following as of June 30, 2021 and December 31, 2020:

	As of
	June 30, 2021	December 31, 2020
Land	$13,220	$—
Building	490	—
Furniture and fixtures	8,167	4,209
Test and lab equipment	8,782	3,787
Leasehold improvements	45,152	3,609
Computer and equipment	12,563	2,121
Computer software	2,381	1,941
Automobile	1,712	520

	92,467	16,187
Less accumulated depreciation and amortization	(12,355)	(5,290)

Total property and equipment	$80,112	$10,897

Property and equipment consist of the following at December 31:

	2020	2019
Furniture and fixtures	$4,209	$2,029
Test and lab equipment	3,787	1,726
Leasehold improvements	3,609	1,683
Computers and equipment	2,121	1,566
Computer software	1,941	1,177
Automobile	520	31

	16,187	8,212
Less accumulated depreciation and amortization	(5,290)	(2,278)

Total property and equipment, net	$10,897	$5,934

Summary Of Other Assets	Other assets consist of the following at December 31:

	2020	2019
Long-term prepaid expenses and other assets	$15,506	$966
Security deposits	124	337

Total other assets	$15,630	$1,303

Summary Of Accrued Expenses And Other Current Liabilities
Accrued expenses and other current liabilities consist of the following as of June 30, 2021 and December 31, 2020:

	As of
	June 30, 2021	December 31, 2020
Accrued expenses	$23,575	$3,412
Accrued compensation	28,465	13,938
Other	1,555	1,415

Total accrued expenses and other current liabilities	$53,595	$18,765

Accrued expenses and other current liabilities consist of the following at December 31:

	2020	2019
Accrued expenses	$3,412	$1,711
Accrued compensation	13,938	1,965
Other	1,415	1,739

Total accrued expenses and other current liabilities	$18,765	$5,415